MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2020	$34,939
Additions	3,745
Recoveries from 100% Implats funded implementation budget	(229)
Foreign exchange movement	5,498
Balance August 31, 2021	$43,953
Additions	1,257
Foreign exchange movement	(3,826)
Balance November 30, 2021	41,384